RBC BlueBay Emerging Market Select Bond Fund
RBC BlueBay Emerging Market Select Bond Fund
Shareholder Fees - RBC BlueBay Emerging Market Select Bond Fund		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses - RBC BlueBay Emerging Market Select Bond Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.32%	1.07%
Fee Waiver and/or Expense Reimbursement	[2]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.17%	0.92%
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.15% (for Class A) and 0.90% (for Class I). This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment has a 5% return each year andthat the Funds operating expenses remain the same.The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only.Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC BlueBay Emerging Market Select Bond Fund (USD $)	Class A	Class I
One Year	539	94
Three Years	811	325
Five Years	1,104	576
Ten Years	1,935	1,292